Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Loss Per Share [Abstract]
LOSS PER SHARE

12. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common stock outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common stock and dilutive potential common stock outstanding during the three and nine months ended September 30, 2023 and 2022.

	For the Three Months Ended
	September 30, 2023	September 30, 2022
	(Unaudited)
Numerator:
Net loss attributable to ABVC’s common stockholders	$(3,317,516)	$(3,704,864)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	4,055,345	3,257,912
Stock options	–	–
Weighted-average shares outstanding - Diluted	4,055,345	3,257,912

Loss per share
-Basic	$(0.82)	$(1.14)
-Diluted	$(0.82)	$(1.14)

	For the Nine Months Ended
	September 30, 2023	September 30, 2022
	(Unaudited)
Numerator:
Net loss attributable to ABVC’s common stockholders	$(7,404,722)	$(11,559,301)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	3,555,474	3,119,795
Stock options	–	–
Weighted-average shares outstanding - Diluted	3,555,474	3,119,795

Loss per share
-Basic	$(2.08)	$(3.71)
-Diluted	$(2.08)	$(3.71)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.

16. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the years ended December 31, 2022 and 2021.

	For the Year Ended
	December 31, 2022	December 31, 2021
Numerator:
Net loss attributable to ABVC’s common stockholders	$(16,423,239)	$(12,838,813)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	31,664,600	25,053,522
Stock options
Weighted-average shares outstanding - Diluted	31,664,600	25,053,522

Loss per share
-Basic	$(0.52)	$(0.51)
-Diluted	$(0.52)	$(0.51)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.